Property and Equipment	12 Months Ended
May 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
10.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Buildings	145,159	146,411
Transportation equipment	8,084	8,553
Furniture and education equipment	72,820	76,492
Computer equipment and software	36,502	40,707
Leasehold improvements	152,929	169,345

	415,494	441,508
Less: accumulated depreciation	(186,612)	(209,937)
Construction in-process	2,581	6,127

	231,463	237,698

Depreciation expense for the years ended May 31, 2014, 2015 and 2016 was US$43,578, US$46,663, and US$47,281 respectively.